Label	Element	Value
First Investors Life Series Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Balanced Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company. This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus. If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. If they were included, the expenses shown in the table below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund will invest approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”), and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers. Once the asset allocation for bonds, stocks and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in bonds will be comprised primarily of investment-grade corporate bonds. However, through its investments in ETFs, the Fund may also have exposure to high yield securities (commonly known as “high yield” or “junk bonds”) and syndicated bank loans (also known as “floating rate loans”). The Fund will also invest in other types of bonds and other debt securities, including U.S. Government securities and mortgage-backed securities. The Fund may invest in bonds of any maturity or duration. The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund’s investment in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Fund considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective.

Here are the principal risks of investing in the Fund:

Allocation Risk. The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages. Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Exchange-Traded Funds Risk. The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Floating Rate Loan Risk. The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

High Yield Securities Risk. High yield bonds and other types of high yield securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings. High yield securities are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments. During times of economic downturn, issuers of high yield securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. As of the date of this prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities are generally more sensitive to interest rate changes.

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid- to small-size company stocks at reasonable prices.

Prepayment and Extension Risk. The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities. When interest rates decline, borrowers tend to refinance their mortgages. When this occurs, the mortgages that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this prospectus. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
First Investors Life Series Balanced Income Fund | First Investors Life Series Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 328

[1]	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.